Note 25 - Share-based Payments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
Note
25
Share-based payments

On
April 7, 2017
the Group adopted an RSU (Restricted Share Unit) plan for employees in the Group. The program was transferred to the Group’s new parent company, Opera Limited, in connection with the Group’s IPO in
2018.
Awards equal to
10%
of the equity of the Company are made available for grants.

The program was established with an assumption that there would be
500
million shares in the ultimate issuer entity. Opera Limited was set up with
200
million shares, resulting in a conversion ratio of
0.4
from the count of RSUs granted to the ultimate shares to be delivered. As each traded ADS represents two
shares, the reported grants have been further adjusted by a factor of
0.5.
Accordingly, for the purpose of these consolidated financial statements, all counts of RSUs and per-unit values are communicated as converted to ADS equivalent units.

In
2018,
grants were made on
three
dates:
February 12 (
488,000
RSUs),
April 23 (
10,000
RSUs) and
June 27 (
18,000
RSUs). The default vesting schedule for the majority of
2018
grants were
20%,
20%,
30%,
30%
on
January 1
in each of the years
2019
-
2022.

The equity unit value applied for the
2018
grants of
US$7.75
was determined based on a combination of DCF and multiple based analyses carried out as of
February 12, 2018.
The fair value per RSU of
US$7.12
was determined by Monte Carlo simulation, as specified below. The equity cost of each RSU is recognized on a straight-line basis over the vesting period.

The Group accrues for relevant social security costs based on the most recent available measure of the equity value, with the same straight-line recognition over the vesting period. As of
December 31, 2018,
social security cost was accrued based on the year-end market value of Opera Limited.

The expense recognized for the employee services received is shown in the following table:

[US$ thousands]	Year ended December 31,	Year ended December 31,
Expense from share-based payment transactions	2017	2018
Expense arising from equity-settled share-based payment transactions (1)	9,496	4,846
Expense arising from cash-settled share-based payment transactions	—	—
Total expense from share-based payment transactions	9,496	4,846

(1)	Including US$896 thousand in accrued social security cost ( 2017: US$2,490 thousand).

Movements during the period: Number of RSUs as expressed in equivalent ADSs:

	Year ended December 31,	Year ended December 31,
	2017	2018
Outstanding at period start	—	3,882,600
Granted during the period	4,221,600	516,000
Forfeited during the period	(339,000)	(154,468)
Exercised during the period	—	—
Expired during the period	—	—
Outstanding at period end	3,882,600	4,244,132

The weighted average remaining vesting period for the RSUs outstanding as of
December 31, 2018
was
0.97
years (
December 31, 2017:
1.61
years).

Fair value measurement per RSU as converted to ADS equivalent:

	2017 RSU grants: RSU valuation input	2018 RSU grants: RSU valuation input
Current equity unit price valuation ($)	5.70	7.75
Model Used	Monte Carlo	Monte Carlo
Expected Volatility (%) (1), (2)	37.44%	35.29%
Risk free interest rate (%) (1)	1.61%	2.43%
Dividend Yield (%)	0%	0%
Duration of initial simulation period (years to longstop date)	4.55	4.73
Duration of second simulation period with postponed exercise (years)	3.00	3.00
Fair value at the measurement date ($)	4.50	7.12

(1)	Specified value is 4 years (modelled on yearly basis).
(2)	Based on a defined peer group of companies considered comparable to the Group.